Summary of Significant Accounting Policies (Policies)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basis of Presentation
Basis of Presentation
—The consolidated financial statements and related disclosures of EVTDS (see Note 3) as of December 31, 2021, which include the consolidated balance sheet accounts of Envirotech Vehicles, Inc. (formerly ADOMANI, Inc.) and subsidiaries, and for the fiscal period ended December 31, 2021, which include the consolidated results of operations of EVTDS for the entire annual period and include the consolidated results of operations of Envirotech Vehicles, Inc. (formerly ADOMANI, Inc.) and subsidiaries for the post-merger period March 16, 2021 through December 31, 2021.

Principles of Consolidation

Principles of Consolidation
—The accompanying financial statements reflect the con
solidation o
f the financial statements of EVTDS, its wholly-owned subsidiary Envirotech Drive Systems, Incorporated, and, from March 16, 2021 forward, the financial statements of Envirotech Vehicles, Inc., ADOMANI California, Inc., Adomani (Nan
tong) Aut
omotive Technology Co. Ltd. (dissolved in December, 2021), ADOMANI ZEV Sales, Inc., Zero Emission Truck and Bus Sales of Arizona, Inc., and ZEV Resources, Inc. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates
Use of Estimates
—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during
the re
porting period. Actu
al results could differ from those estimates.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
—The carrying values of the Company’s financial instruments, including cash, accounts receivable
and accounts payable approximate their fair value due to the short-term nature of these financial instruments. Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 820, “Fair Value Measurement” defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most adv antageou
s market for the asset or

liability in an orderly transaction between market participants on the measurement date. It also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3: Unobservable inputs that are supported by little or no market data and that require the reporting entity to develop its own assumptions.
The Company does not have any assets or liabilities that are required to be measured and recorded at fair value on a recurring basis.

Revenue Recognition
Revenue Recognition
—
The Company recognizes revenue from the sales of zero-emission electric vehicles and vehicle maintenance and inspection services. The Company recognizes revenue in accordance with ASC Topic 606, “Revenue from Contracts with Customers”, which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. At December 31, 2021, the Company did have a concentration of customers; four customers’ balances account for approximately
81
percent of the outstanding accounts receivable; for the year ended December 31, 2021, four customers accounted for approximately
63
percent of the annual revenue recorded.
In applying ASC Topic 606, the Company is required to:
(1) identify any contracts with customers;
(2) determine if multiple performance obligations exist;
(3) determine the transaction price;
(4) allocate the transaction price to the respective obligation; and
(5) recognize the revenue as the obligation is satisfied.
Product revenue also includes the sale of electric trucks and cargo vans. These sales represent a single performance obligation with revenue recognition occurring at the time title transfers. Transfer of title occurs when the customer has accepted the vehicle and signed the appropriate documentation acknowledging receipt. See discussion below related to vehicle maintenance revenue.
The Company provides the option of financing (flooring) to Factory Authorized Representatives (“FARs”) for demo vehicles that are used in their selling process. Flooring agreements are made either expressly or implicitly and last no longer than one year with respect to specific vehicles, as payment for the vehicles is due in full before the first anniversary of the agreement, or upon sale by the FAR of the demo vehicle. The interest rate associated with the flooring agreement is agreed upon at the time of executing the FAR agreement. The
Company has elected the practical expedient allowed by ASC Topic 606 where consideration does not need to be adjusted for financing components of the agreement.
Other revenue for the year ended December 31, 2021 included performing basic vehicle maintenance and detailing, as well as safety inspections for compliance with United States Department of Transportation guidelines. These sales represent a single performance obligation with revenue recognition occurring at the time services are invoiced. These sales did not exist in 2020; were approximately $118,000
 for the year ended December 31, 2021, and will not recur in 2022.

The Company has therefore not provided any additional disaggregation information, as all other revenue relates to the sale of vehicles as discussed above.

Cash and Cash Equivalents
Cash and Cash Equivalents
—The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less to be cash equivalents. The recorded value of our restricted cash and cash equivalents approximates their fair value. The Company had $60,035 and $1,793,910 restricted cash at December 31, 2021 and 2020, respectively. The amount at December 31, 2021 relates to balances required by our bank to support certain minor activities. The amount at December 31, 2020 related to subscription agreements outstanding at that date that related to the Merger and was
used to fund the Merger requirements. See Concentration
of Credit Risk below in this Note.

Marketable Securities
Marketable Securities
—
The Company
invests
in short-term, highly liquid, marketable securities, such as U.S. Treasury notes, U.S. Treasury bonds, and other government-backed securities. The Company classifies these marketable securities as held-to-maturity, as the intent is not to liquidate them prior to the respective stated maturity date. At December 31, 2021, the aggregate amount of the Company’s investments in marketable securities was
$8,002,700.
These securities had original maturity dates ranging from 143 days to 364 days, and at December 31, 2021, the remaining maturity dates on these securities ranged from 13 days to 167 days.
There were no investments in marketable securities at
December 31, 2020.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts—
The
Company establishes an allowance for bad debts through a review of several factors including historical collection experience, current aging status of the customer accounts, and financial condition of its customers. The Company does not generally require collateral for its accounts receivable. The Company had trade accounts receivable of $1,428,030 and $9,000 as
of December 31, 2021 and December 31, 2020, respectively.
A significant portion of the Company’s sales are made to customers who qualify for state-sponsored grant programs which can cover a significant portion, up to most of, a vehicle’s purchase price. Grant monies are paid directly to vehicle dealers like the Company after the customer and the dealer meet state requirements related to the transaction; reimbursements to the dealer may take two to six months from the date of request before being received. The Company does not provide an allowance for doubtful accounts related to sales made utilizing state grant funds, as those funds are guaranteed by the state(s) once awarded. Because the trade accounts receivable balance at December 31, 2021 is from credit-worthy customers, many of whom are our Company’s FARs, and because the December 31, 2020 balance was collected subsequent to that date, no allowance
 has been recorded relative to the trade accounts receivable balance as of December 31, 2021 or December 31, 2020. As discussed above, at December 31, 2021, four customers’ balances account for approximately 81 percent of the outstanding accounts receivable; for the year ended December 31, 2021, four customers accounted for approximately 63 percent of the annual revenue recorded.

Inventory and Inventory Valuation Allowance
Inventory and Inventory Valuation Allowance
—
The Company records inventory at the lower of cost or net realizable value, and uses a First In, First Out (“FIFO”) accounting valuation methodology and establishes an inventory valuation allowance for vehicles that it does not intend to sell in the future. The Company had finished goods inventory on hand of
$3,862,970 as of December 31, 2021 and recorded an inventory valuation allowance of $12,429 related to three vehicles that the Company does not intend to support in the future, resulting in a net inventory balance of $3,850,541 as of December 31, 2021. The Company had no finished goods inventory on hand and no related inventory valuation allowance as of December 31, 2020.

Inventory Deposits
Inventory Deposits—
Certain of our vendors require the Company to pay upfront deposits before they will commence manufacturing our vehicles, and then require progress deposits through the production cycle and before the finished vehicles are shipped. These deposits are classified as inventory deposits in the Balance Sheet. Upon completion of production, acceptance by the Company, and passage of title to the Company, deposits are reclassified to invent ory. The Comp
any had inventory deposits of
$4,503,079 and zero
as of December 31, 2021, and December 31, 2020,
 respectively. Deposits paid to two vendors accounted for 96 percent of the deposits outstanding at December 31, 2021; one different vendor with an affiliation to the two vendors just mentioned accounted for approximately 85 percent of the cost of sales for the year ended December 31, 2021.

Income Taxes
Income Taxes
—The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.
EVTDS previously recorded deferred tax benefits from net operating losses in current and prior periods. The Company, in light of the uncertainty of generating future taxable income against which those losses can be offset in order to realize such benefits, has determined that recording a valuation allowance to reduce the deferred income tax assets to the amount that is more likely than not to be realized is appropriate. In making such determinations, management considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial
operations. As of December 31, 2020, EVTDS did not recognize a full valuation allowance for all deferred tax assets. In March 2021, the Company recognized a full valuation allowance for all deferred tax assets, and as a result, recorded income tax expense of $218,300 for the year ended December 31, 2021.

Accounting for Uncertainty in Income Taxes
Accounting for Uncertainty in Income Taxes—
The Company evaluates its uncertain tax positions and will recognize a loss contingency when it is probable that a liability has been incurred as of the date of the financial statements and the amount of the loss can be reasonably estimated. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount recognized. At December 31, 2021 and 2020, respectively, management did not identify any uncertain tax positions.

Net Loss Per Share
Net Loss Per Share
—Basic net loss per share is calculated by dividing the Company’s net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period.

Diluted net
loss per share is calculated by dividing the Company’s net loss applicable to common stockholders by the diluted weighted average number of shares of common stock outstanding during the period. The diluted weighted average number of shares of common stock outstanding is the basic weighted number of shares of common stock adjusted for any potentially dilutive debt or equity securities
. As
 of December 31
, 2021
,

6,770,000
shares of the Company’s common stock were subject to issuance upon the exercise of stock options then outstanding and 28,597,994 shares of the Company’s common stock were subject to issuance upon the exercise of warrants then outstanding. There were no
outstanding dilutive instruments at December 31, 2020
.

Concentration of
Credit Risk
—
The Company has credit risks related to cash and cash equivalents on deposit with a federally insured bank, as at times it exceeds the $250,000 maximum amount insured by the Federal Deposit Insurance Corporation (“FDIC”). Additionally, the Company maintains cash and short-term securities invested at Morgan Stanley Private Bank, National Association (“Morgan Stanley”). Between FDIC and the Securities Investor Protection Corporation (“SPIC”) coverage, funds up to $750,000, which may include cash up to $500,000, are insured. In addition, Morgan Stanley provides excess insurance acquired by them from SPIC for an additional $1.9 million in cash and unlimited per customer securities up to a $1 billion cap.
The restricted cash reported by EVTDS as of December 31
, 2020
, combined with additional cash raised in 2021
, was used to fund both the merger closing requirement of $5,000,000 to ADOMANI, Inc. (see Note 3)
and to repay liabilities of EVTDS. The amount of restricted cash and corresponding unpaid current liabilities of EVTDS that is included in the consolidated balance sheet at
December 31, 2021
is zero. During the year ended December 31
,
2021
, the Company’s bank required compensating balances for a subsidiary’s potential lease exposure and for the Company’s credit card limit, resulting in restricted cash of approximately

$60,000.

Impairment of Long-Lived Assets
Impairmen
t of Long-Lived Assets
—Long-lived assets, including property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates these assets to determine potential impairment by comparing the carrying amount to the undiscounted estimated future cash flows of the related assets. If the estimated undiscounted cash flows are less than the carrying value of the assets, the assets are written down to their fair value. There was no impairment of long-lived assets, or property and equipment, as of December 31
, 2021
and December 31
,
2020
, respecti
vely.

Goodwill
Goodwill—
Goodwill represents the excess acquisition cost over the fair value of the net tangible and intangible assets acquired. Goodwill is not amortized and is subject to annual impairment testing on or between annual tests if an event or change in circumstance occurs that would more likely than not reduce the fair value of a reporting unit below its carrying value. In testing for goodwill impairment, the Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events and circumstances, the Company concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it can conclude the assessment. If the Company concludes otherwise, the Company is required to perform a quantitative analysis to determine the amount of impairment. A qualitative analysis is performed at the reporting unit level by comparing the estimated fair value of a reporting unit with its respective carrying value to determine the amount of impairment, if any. The Company has determined that it has one reporting unit, and based on both qualitative and quantitative analysis, it is management’s assessment at December 31, 2021 that $51,775,667 in goodwill related to the ADOMANI, Inc. and EVTDS Merger did not experience impairment. See Note 3.

Research and Development
Research and Development
—Costs incurred in connection with the development of new products and manufacturing methods are charged to operating expenses as incurred. Research and development costs were $58,139 for the year ended December 31
, 2021
. No costs were incurred in 2020
.

Stock-Based Compensation
Stock-Based Compensation
—The Company
accounts
for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, “Compensation-Stock Compensation”, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The f air value of
the equity instrument is charged directly to compensation expense and credited to additional paid-in
capital over the period during which services are rendered. Additionally, in June 2018 the FASB issued Accounting Standards Update (“ASU”)
No. 2018-07,
which simplified several aspects of accounting for nonemployee share-based pay
m
ent transactions by expanding the scope of ASC Topic 718. The guidance is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2018. The Company implemented this change beginning in 2021, as it had no share-based payments to employees prior to the Merger. With respect to the options to purchase
440,000
shares of common stock issued on August 4, 2021 (see Note 9), non-cash stock-based compensation expense was

$
121,132
. An additional $3,293,308 was recorded related to the value of certain options assumed by the merged entity, bringing the total amount recorded for the year ended December 31, 2021 to $3,414,440.

Property and Equipment
Property and Equipment
—Property and equipment are stated at cost, less accumulated depreciation and amortization. The Company provides for depreciation using the straight-line method over the estimated useful lives of the assets, which range from three to five years, except leasehold improvements, which are being amortized over the life of the lease term. Property and equipment qualify for capitalization if the purchase price exceeds $2,000. Major repairs and replacements, which extend the useful lives of equipment, are capitalized and depreciated over the estimated useful lives of the property. All other maintenance and repairs are expensed as incurred.

Leases
Leases
—The Company accounts for leases as required by ASC Topic 842. The guidance requires companies to recognize leased assets and liabilities on the balance sheet and to disclose
key information regarding leasing arrangements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
—Management has considered all recent accounting pronouncements issued, but not effective, and does not believe that they will have a significant impact on the Company’s financial statements.

ADOMANI, INC. [Member]
Basis of Presentation
Basis of Presentation
—The Company’s consolidated financial statements and related disclosures for the periods ended December 31, 2020 and 2019, have been prepared using the accounting principles generally accepted in the United States (“GAAP”).

Going Concern
Going Concern—
As of December 31, 2020, we had cash and cash equivalents of approximately $4.1 million, primarily the result of the approximately $5.3 million net proceeds from the December 29, 2020 closing of the $5.425 million Tranche I of the financing commitments discussed below and in Note 7 and Note 8. The net proceeds were reduced by the repayment of certain debt discussed in Note 6 and reduced further by the payment of certain accrued liabilities. As disclosed on December 24, 2020 in a press release, the Company entered into a non-binding
letter of intent (“LOI”) with Envirotech Drive Systems, Inc. (EVT) a manufacturer of purpose-built all-electric
zero-emission
Class 3, 4 and 5 vehicles, regarding a potential business combination transaction pursuant to which the Company would merge with and into EVT, whereby EVT would become a wholly-owned subsidiary of ADOMANI, Inc. in exchange for shares of ADOMANI common stock. On March 16, 2021, we completed the merger with EVT. A condition of closing is that EVT brings $5 million cash to the combined company. The merger closing is one condition required to complete the financing commitments; as soon as we satisfy the required SEC registration of the shares issued with respect to the financing commitments we will complete the remaining $17.25 million funding of Tranche II of the financing commitments. We therefore believe that we will have adequate funding for more than twelve months from the date of issuance of the 2020 financial statements, which we believe alleviates substantial doubt about our ability to continue as a going concern.

Principles of Consolidation
Principles of Consolidation
—The accompanying financial statements reflect the consolidation of the individual financial statements of ADOMANI, Inc., ADOMANI California, Inc., Adomani (Nantong) Automotive Technology Co. Ltd., ADOMANI ZEV Sales, Inc., formerly known as School Bus Sales of California, Inc., Zero Emission Truck and Bus Sales of Arizona, Inc., and ZEV Resources, Inc. All significant intercompany accounts and transactions have been eliminated.

Use of Estimates
Use of Estimates
—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
—The carrying values of our financial instruments, including cash, accounts receivable, prepaid expenses, other current assets, notes receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 820, “Fair Value Measurement” defines fair value
as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. It also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1: Observable inputs such as quoted prices in active markets;
Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3: Unobservable inputs for which there is little or no market data, and which require the reporting entity to develop its own assumptions.
The Company does not have any assets or liabilities that are required to be measured and recorded at fair value on a recurring basis.

Revenue Recognition
Revenue Recognition
—
The Company recognizes revenue from the sales of
zero-emission
electric vehicles; from the sales of
zero-emission
electric drivetrain systems for fleet vehicles; and from contracting to provide related engineering and, effective February 2020, vehicle maintenance and inspection services.
The Company recognizes revenue in accordance with
ASC Topic 606, “Revenue from Contracts with Customers”,
which requires
an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.
In applying ASC Topic 606, the Company is required to:
(1) identify any contracts with customers;
(2) determine if multiple performance obligations exist;
(3) determine the transaction price;
(4) allocate the transaction price to the respective obligation; and
(5) recognize the revenue as the obligation is satisfied.
As part of the termination agreement with Blue Bird, the Company has been paid $5,000 for each electric drivetrain Blue Bird ordered from Cummins Corporation during the period of June 1, 2019 through September 30, 2019. This agreement is a single performance obligation with the Company recognizing revenue upon notification from Blue Bird that delivery has been made to its customer. The final customer delivery by Blue Bird was made in April, 2020; the final payment was made in June, 2020; thus, no additional revenue will be recorded by ADOMANI related to the termination agreement.
Product revenue also includes the sale of electric trucks and cargo vans. These sales represent a single performance obligation with revenue recognition occurring at the time title transfers. Transfer of title occurs when the customer has accepted the van and signed the appropriate documentation acknowledging receipt.
The Company is the recipient of a purchase order issued from GerWeiss EV USA LLC (“GerWeiss”) to produce all-electric
tricycles
(“e-trikes”),
or
all-electric
light weight commercial vehicles. The Company has agreed to provide deposits to GerWeiss to fund the procurement of the supplies and assembly of the tricycles. The purchase order represents a single performance obligation with the Company recognizing revenue upon notification that the assembled units have been completed by GerWeiss. Upon the recording of revenue, the corresponding deposits are recorded as cost of goods sold.
Other revenue includes, effective February 2020, performing basic vehicle maintenance and detailing, as well as safety inspections for compliance with United States Department of Transportation guidelines. These sales represent a single performance obligation with revenue recognition occurring at the time services are invoiced.

Cash and Cash Equivalents		Cash and Cash Equivalents —The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less to be cash equivalents.
Marketable Securities
Marketable Securities
—The Company invests in short-term, highly liquid, marketable securities, such as U.S. Treasury notes, U.S. Treasury bonds, and other government-backed securities. The Company classifies these marketable securities as held-to-maturity,
as the intent is not to liquidate them prior to the respective stated maturity date.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
—The Company establishes an allowance for bad debts through a review of several factors including historical collection experience, current aging status of the customer accounts, and financial condition of its customers. The Company does not generally require collateral for its accounts receivable. The Company had trade accounts receivable of $13,609 and $661,352 as of December 31, 2020 and 2019, respectively. Because the trade accounts receivable balance as of December 30, 2020 is immaterial, and because all but $15,000 of the trade accounts receivable balance as of December 31, 2019 related to two California government agencies, and was paid to ADOMANI during the three months ended June 30, 2020, no allowance has been recorded relative to the trade accounts receivable balance as of December 31, 2020 and 2019, respectively.

Notes Receivables
Notes Receivables
—The Company also had notes receivable of $833,588 and $834,491 as of December 31 2020 and 2019, respectively. The Company provided an allowance for notes receivable of $808,588 and $471,000 as of December 31, 2020 and 2019, respectively (see Note 5).

Inventory and Inventory Valuation Allowance
Inventory and Inventory Valuation Allowance
—The Company records inventory at the lower of cost or market, and uses a First In, First Out (“FIFO”) accounting valuation methodology. The Company had inventory on hand of $353,730 and $494,158 as of December 31, 2020 and 2019, respectively. The Company provided no inventory allowance as of December 31, 2020 and 2019, respectively.

Inventory Deposits
Inventory Deposits
—The Company records all inventory deposits as prepaid assets. Upon completion of production, and acceptance by the Company, deposits are reclassified to either inventory or cost of goods, depending on whether a sale of the product has occurred. The Company had inventory deposits of $965,994 and $935,204 as of December 31, 2020 and 2019, respectively.

Income Taxes
Income Taxes
—The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes.
The Company records a valuation allowance to reduce the deferred income tax assets to the amount that is more likely than not to be realized. In making such determinations, management considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial operations. As of December 31, 2020 and 2019, respectively, the Company recognized a full valuation allowance for all deferred tax assets.

Accounting for Uncertainty in Income Taxes
Accounting for Uncertainty in Income Taxes
—The Company evaluates its uncertain tax positions and will recognize a loss contingency when it is probable that a liability has been incurred as of the date of the financial statements and the amount of the loss can be reasonably estimated. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount recognized. At December 31, 2020 and
2019
, respectively, management did not identify any uncertain tax positions.

Net Loss Per Share
Net Loss Per Share
—Basic net loss per share is calculated by dividing the Company’s net loss applicable to common stockholders by the weighted average number of shares of common stock outstanding during the period.
Diluted net loss per share is calculated by dividing the Company’s net loss applicable to common stockholders by the diluted weighted average number of shares of common stock outstanding during the period. The diluted weighted average number of shares of common stock outstanding is the basic weighted number of shares of common stock adjusted for any potentially dilutive debt or equity securities. As of December 31, 2020, the Company had 9,685,247 and 10,681,327 stock options and stock warrants outstanding, respectively.

Concentration of Credit Risk
Concentration of Credit Risk
—The Company has credit risks related to cash and cash equivalents on deposit with a federally insured bank, as at times it exceeds the $250,000 maximum amount insured by the Federal Deposit Insurance Corporation.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
—Long-lived assets, including property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates these assets to determine potential impairment by comparing the carrying amount to the undiscounted estimated future cash flows of the related assets. If the estimated undiscounted cash flows are less than the carrying value of the assets, the assets are written down to their fair value. There was no impairment of long-lived assets, or property and equipment, as of December 30, 2020 and 2019, respectively.

Research and Development
Research and Development
—Costs incurred in connection with the development of new products and manufacturing methods are charged to operating expenses as incurred. Research and development costs were $75,000 and $108,751 for the years ended December 31, 2020 and 2019, respectively.

Stock-Based Compensation
Stock-Based Compensation
—The Company accounts for employee stock-based compensation in accordance with the guidance of FASB ASC Topic 718, “Compensation-Stock Compensation”, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The fair value of the equity instrument is charged directly to compensation expense and credited to additional paid-in
capital over the period during which services are rendered.

Property and Equipment
Property and Equipment
— Property and equipment are stated at cost, less accumulated depreciation and amortization. The Company provides for depreciation using the straight-line method over the estimated useful lives of the assets, which range from three to five years, except leasehold improvements, which are being amortized over the life of the lease term. Property and equipment qualify for capitalization if the purchase price exceeds $2,000. Major repairs and replacements, which extend the useful lives of equipment, are capitalized and depreciated over the estimated useful lives of the property. All other maintenance and repairs are expensed as incurred.

Leases
Leases
—The Company accounts for leases as required by ASC Topic 842. The guidance requires companies to recognize leased assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
— Management has considered all recent accounting pronouncements issued, but not effective, and does not believe that they will have a significant impact on the Company’s financial statements
.